FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.6%
	APPAREL & TEXTILE PRODUCTS - 1.8%
11,167	NIKE, Inc., Class B	$ 1,327,198

	ASSET MANAGEMENT - 12.6%
79,784	Brookfield Asset Management, Inc., Class A	4,037,070
97,901	KKR & Company, Inc.	5,365,955
		9,403,025
	BANKING - 0.3%
1,484	JPMorgan Chase & Company	196,229

	BIOTECH & PHARMA - 2.1%
2,753	Amgen, Inc.	706,805
10,214	Arrowhead Pharmaceuticals, Inc.(a)	340,739
8,054	Gilead Sciences, Inc.	522,302
		1,569,846
	CABLE & SATELLITE - 5.9%
19,043	Comcast Corporation, Class A	843,224
8,512	Liberty Broadband Corporation - Series A(a)	1,038,549
19,922	Liberty Broadband Corporation - Series C(a)	2,493,637
		4,375,410
	CHEMICALS - 0.7%
4,012	Minerals Technologies, Inc.	265,835
2,368	Nutrien Ltd.	230,146
		495,981
	DIVERSIFIED INDUSTRIALS - 1.6%
6,138	Honeywell International, Inc.	1,188,440

	E-COMMERCE DISCRETIONARY - 4.3%
1,329	Amazon.com, Inc.(a)	3,195,169

	ELECTRICAL EQUIPMENT - 3.8%
19,705	Keysight Technologies, Inc.(a)	2,869,047

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.4%
7,972	UnitedHealth Group, Inc.	$ 3,960,331

	HOUSEHOLD PRODUCTS - 1.7%
6,420	Colgate-Palmolive Company	505,960
4,909	Procter & Gamble Company (The)	725,943
		1,231,903
	INSURANCE - 5.1%
8	Berkshire Hathaway, Inc., Class A(a)	3,792,400

	INTERNET MEDIA & SERVICES - 11.2%
949	Alphabet, Inc., Class A(a)	2,159,203
289	Alphabet, Inc., Class C(a)	659,145
36,296	IAC/InterActiveCorporation(a)	3,096,048
31,517	Match Group, Inc.(a)	2,482,909
		8,397,305
	LEISURE FACILITIES & SERVICES - 8.6%
10,103	McDonald's Corporation	2,548,078
35,870	Starbucks Corporation	2,815,794
7,828	Yum China Holdings, Inc.	355,861
5,796	Yum! Brands, Inc.	704,040
		6,423,773
	MACHINERY - 3.1%
36,636	Graco, Inc.	2,319,059

	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,938	Baxter International, Inc.	375,535
1,264	Danaher Corporation	333,468
2,600	Thermo Fisher Scientific, Inc.	1,475,682
		2,184,685
	PUBLISHING & BROADCASTING - 4.3%
24,754	Liberty Media Corp-Liberty SiriusXM, Class A(a)	1,022,588
53,888	Liberty Media Corp-Liberty SiriusXM, Class C(a)	2,214,797
		3,237,385
FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	RESIDENTIAL REIT - 0.2%
2,026	Equity Residential	$ 155,658

	RETAIL - DISCRETIONARY - 3.5%
4,096	O'Reilly Automotive, Inc.(a)	2,609,848

	SEMICONDUCTORS - 2.5%
16,917	Entegris, Inc.	1,877,110

	SOFTWARE - 4.9%
13,396	Microsoft Corporation	3,641,971

	TECHNOLOGY HARDWARE - 5.2%
25,949	Apple, Inc.	3,862,249

	TECHNOLOGY SERVICES - 0.6%
752	S&P Global, Inc.	262,809
762	Visa, Inc., Class A	161,674
		424,483
	TRANSPORTATION & LOGISTICS - 0.3%
3,060	Kirby Corporation(a)	206,642

	TOTAL COMMON STOCKS (Cost $34,941,921)	68,945,147

	TOTAL INVESTMENTS - 92.6% (Cost $34,941,921)	$ 68,945,147
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	5,480,384
	NET ASSETS - 100.0%	$ 74,425,531

(a)	Non-income producing security.